Document and Entity Information	12 Months Ended
Jan. 02, 2016
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2016
Entity Registrant Name	WOLVERINE WORLD WIDE INC /DE/
Entity Central Index Key	0000110471